Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Investments
Fixed income securities, at fair value (amortized cost $4,550,008 and $4,534,157)		$ 4,917,725		$ 4,872,174
Mortgage loans		629,142		614,380
Equity securities, at fair value (cost $152,163 and $208,635)		194,533	[1]	218,078
Limited partnership interests		363,237		330,303
Short-term, at fair value (amortized cost $88,799 and $92,699)		88,786		92,698
Policy loans		39,589		40,289
Other		3,106		2,580
Total investments		6,236,118		6,170,502
Cash		4,863		15,755
Deferred policy acquisition costs		146,333		137,358
Reinsurance recoverable		243,644		248,073
Accrued investment income		52,577		52,278
Reinsurance receivable from parent				2,014
Current income taxes receivable				4,787
Other assets		196,121		133,007
Separate Accounts		293,836		290,798
Total assets		7,173,492		7,054,572
Liabilities
Contractholder funds		2,874,884		3,018,733
Reserve for life-contingent contract benefits		2,348,966		2,140,888
Current income taxes payable		1,050
Deferred income taxes	[2]	153,726		247,652
Other liabilities and accrued expenses		92,684		88,335
Payable to affiliates, net		4,944		5,280
Reinsurance payable to parent		134
Separate Accounts		293,836		290,798
Total liabilities		5,770,224		5,791,686
Commitments and Contingent Liabilities (Note 11)
Shareholder's Equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding		2,500		2,500
Additional capital paid-in		140,529		140,529
Retained income		1,117,020		938,217
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI		256		2,955
Other unrealized net capital gains and losses		323,694		222,854
Unrealized adjustment to DAC, DSI and insurance reserves		(182,805)		(43,467)
Total unrealized net capital gains and losses		141,145		182,342
Unrealized foreign currency translation adjustments		2,074		(702)
Total accumulated other comprehensive income		143,219		181,640
Total shareholder's equity		1,403,268		1,262,886
Total liabilities and shareholder's equity		$ 7,173,492		$ 7,054,572

[1]	Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, equity securities will be measured at fair value with changes in fair value recognized in net income. The existing unrealized net capital gains and losses, after-tax, will be reclassified to retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.
[2]	Changes in deferred tax assets and liabilities primarily relate to the Tax Legislation.